DEBT - SALE-LEASEBACKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt Instrument [Line Items]
Proceeds from sale-leaseback transaction	$ 4,000	$ 9,895	$ 7,820
NJNG
Debt Instrument [Line Items]
Sale leaseback transaction, lease term	16 years
Proceeds from sale leaseback transaction - natural gas meters	$ 4,000
Proceeds from sale-leaseback transaction		9,900	7,800
Sale leaseback transaction, other payments required	$ 1,200	$ 1,100
Sale leaseback transaction, other payments required			$ 2,200